Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 13,243,104	$ 6,610,565
Work in process	247,113	5,421,908
Finished goods	13,216,411	12,835,235
Total	$ 26,706,629	$ 24,867,708